Contract Assets, Net - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ 8,553	$ 2,193
Provision	132,503	6,337
Write off	(137,593)
Exchange difference	(42)	23
Balance at end of the year	$ 3,421	$ 8,553	$ 2,193